Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Graham Holdings Co
Amendment Flag	false
Entity Central Index Key	0000104889
EBP025 [Member]
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Graham Holdings Co
Amendment Flag	false
Entity Central Index Key	0000104889